Stockholders’ Equity (Details Narrative) - USD ($)					12 Months Ended
	Apr. 16, 2021	Jan. 25, 2021	Aug. 19, 2020	Oct. 10, 2019	Jul. 31, 2022	Jul. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Shares price, per share		$ 5.45
Proceeds from stock options exercised					$ 202,800	$ 636,993
Proceeds from warrant exercises						4,792,951
Net proceeds from common stock						$ 57,004,412
China Grand Pharmaceutical & Healthcare Holdings Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock	1,409,838	3,389,198	1,999,000
Proceeds from warrant exercises	$ 4,800,000
Warrant exercise price per share	$ 3.45
Stock Purchase Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price of common stock				$ 30,000,000.0
Net proceeds from common stock				$ 28,000,000.0
Stock Purchase Agreements [Member] | China Grand Pharmaceutical & Healthcare Holdings Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued				10,000,000
Stock Purchase Agreements [Member] | Sirtex Medical US Holdings Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued				2,000,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock		7,711,284	4,608,589			4,608,589
Shares price, per share		$ 5.45	$ 3.25
Stock issued during period shares stock options exercised					130,000	377,361
Proceeds from stock options exercised					$ 200,000	$ 600,000
[custom:StockIssuedDuringPeriodSharesStockWarrantsExercised]						1,389,261
Proceeds from warrant exercises						$ 4,800,000
Common Stock [Member] | China Grand Pharmaceutical & Healthcare Holdings Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from warrant exercises						$ 4,800,000
Warrant exercise price per share						$ 3.45
Stock issued during the period warrant exercise						1,409,838
Common Stock [Member] | Sirtex Medical US Holdings Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from warrant exercises						$ 1,000,000.0
Warrant exercise price per share						$ 3.45
Stock issued during the period warrant exercise						281,968
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
[custom:StockIssuedDuringPeriodSharesStockWarrantsExercised]						(1,389,261)
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,706,190
Warrant [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share					$ 3.45
Warrant [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share					$ 16.80
Warrants Exercise [Member] | Third Party Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period warrant exercise						1,389,261
January 2021 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock		7,711,284
Shares price, per share		$ 5.45
Gross proceeds		$ 42,000,000.0
Net proceeds		$ 39,100,000
Cash fees percentage		6.00%
Other expenses		$ 400,000
August 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock			4,608,589
Shares price, per share			$ 3.25
Gross proceeds			$ 15,000,000.0
Net proceeds			$ 13,500,000
Cash fees percentage			8.00%
Other expenses			$ 300,000